UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ];                             Amendment Number:

    This Amendment (Check only one):
         [   ] is a restatement.     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Touradji Global Resources Master Fund, Ltd.
Address:   c/o Ogier Fiduciary Services (Cayman) Limited
           PO Box 1234, Queensgate House
           Grand Cayman, KY1-1108
           BWI Cayman Islands

Form 13F File Number: 28-11656

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Thomas S. Dwan
Title:     Attorney-in-fact for Paul Touradji, Director
Phone:     (212) 984-8899

Signature, Place, and Date of Signing:

/s/ Thomas S. Dwan                 New York, New York           August 14, 2008
------------------                 ---------------------        ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one):

[  ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-11655
Name   Touradji Capital Management, LP